Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	43.50
Total Transaction Valuation	500,000.00
Total Offset Amount	0.00
Net Fee	$ 43.50
Offering Table N/A
Offset Table N/A	N/A